5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Amounts Due from Optionees (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Due from Related Parties	$ 12,811	$ 12,751
Alvalade - PorMining
Statement [Line Items]
Due from Related Parties	$ 12,811	$ 12,751